Technology Expenses - Schedule of Technology Expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Technology Expenses [Line Items]
Technology expenses	R$ (162,462)	R$ (112,901)
Software Expenses [Member]
Schedule of Technology Expenses [Line Items]
Technology expenses	(131,250)	(89,218)
IT Services [Member]
Schedule of Technology Expenses [Line Items]
Technology expenses	R$ (31,213)	R$ (23,683)